LOANS (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
The following is a summary of loans at December 31, 2013 and 2012:

	2013		2012
	Amount	Percent of total	Amount	Percent of total
	(dollars in thousands)
Real estate loans:
1 to 4 family residential	$35,006	10.10%	$41,017	11.14%
Commercial real estate	169,176	48.82%	186,949	50.82%
Multi-family residential	19,739	5.70%	19,524	5.31%
Construction	53,325	15.39%	48,220	13.11%
Home equity lines of credit (“HELOC”)	31,863	9.20%	34,603	9.41%
Total real estate loans	309,109	89.21%	330,313	89.79%
Other loans:
Commercial and industrial	29,166	8.42%	29,297	7.96%
Loans to individuals	8,584	2.48%	8,615	2.34%
Overdrafts	191	0.05%	119	.03%
Total other loans	37,941	10.95%	38,031	10.33%
Gross loans	347,050		368,344
Less deferred loan origination fees, net	(550)	(.16)%	(452)	(.12)%
Total loans	346,500	100.00%	367,892	100.00%
Allowance for loan losses	(7,054)		(7,897)
Total loans, net	$339,446		$359,995

Schedule of Related Party Transactions [Table Text Block]
A summary of related party loan transactions, in thousands, is as follows:

	2013	2012
Balance at January 1	$2,816	$14,262
Exposure of directors/executive officers added	—	92
Borrowings	3,758	3,227
Directors, resigned or retired from board	(9)	(4,066)
Loan repayments	(1,195)	(10,699)
Balance at December 31	$5,370	$2,816

Past Due Financing Receivables [Table Text Block]
The following tables present as of December 31, 2013 and 2012 an age analysis of past due loans, segregated by class of loans:

2013	30+ Days Past Due	Non- Accrual Loans	Total Past Due	Current	Total Loans
	(dollars in thousands)
Commercial and industrial	$70	$330	$400	$28,766	$29,166
Construction	36	1,206	1,242	52,083	53,325
Multi-family residential	—	1,004	1,004	18,735	19,739
Commercial real estate	446	4,441	4,887	164,289	169,176
Loans to individuals & overdrafts	4	5	9	8,766	8,775
1 to 4 family residential	318	1,092	1,410	33,596	35,006
HELOC	—	1,241	1,241	30,622	31,863
Deferred loan (fees) cost, net					(550)
	$874	$9,319	$10,193	$336,857	$346,500

2012	30+ Days Past Due	Non- Accrual Loans	Total Past Due	Current	Total Loans
	(dollars in thousands)
Commercial and industrial	$215	$319	$534	$28,763	$29,297
Construction	138	2,298	2,436	45,784	48,220
Multi-family residential	—	1,482	1,482	18,042	19,524
Commercial real estate	241	4,373	4,614	182,335	186,949
Loans to individuals & overdrafts	19	11	30	8,704	8,734
1 to 4 family residential	536	1,061	1,597	39,420	41,017
HELOC	30	582	612	33,991	34,603
Deferred loan (fees) cost, net					(452)
	$1,179	$10,126	$11,305	$357,039	$367,892

Impaired Financing Receivables [Table Text Block]
The following tables present information on loans that were considered to be impaired as of December 31, 2013 and December 31, 2012:

	Recorded Investment	Contractual Unpaid Principal Balance	Related Allowance for Loan Losses	December 31, 2013 Year to Date
				Average Recorded Investment	Interest Income Recognized on Impaired Loans
	(dollars in thousands)
2013:
With no related allowance recorded:
Commercial and industrial	$196	$257	$—	$473	$15
Construction	2,059	2,311	—	2,016	18
Commercial real estate	3,748	4,971	—	4,987	—
Loans to individuals & overdrafts	3	3	—	2	—
Multi-family residential	2,384	2,384	—	2,009	—
HELOC	767	854	—	595	98
1 to 4 family residential	2,427	2,731	—	2,788	5
Subtotal:	11,584	13,511	—	12,870	136
With an allowance recorded:
Commercial and industrial	267	267	63	101	18
Construction	328	406	91	426	2
Commercial real estate	5,695	5,695	541	4,761	39
Loans to individuals & overdrafts	2	2	—	14	—
Multi-family Residential	—	—	—	8	—
HELOC	553	553	320	314	—
1 to 4 family residential	553	553	88	885	9
Subtotal:	7,398	7,476	1,103	6,509	68
Totals:
Commercial	14,677	16,291	695	14,782	92
Consumer	5	5	—	16	—
Residential	4,300	4,691	408	4,581	112
Grand Total:	$18,982	$20,987	$1,103	$19,379	$204

	Recorded Investment	Contractual Unpaid Principal Balance	Related Allowance for Loan Losses	December 31, 2012 Year to Date
				Average Recorded Investment	Interest Income Recognized on Impaired Loans
		(dollars in thousands)
2012:
With no related allowance recorded:
Commercial and industrial	$545	$810	$—	$496	$20
Construction	2,376	2,940	—	2,088	20
Commercial real estate	5,987	6,475	—	9,988	195
Loans to individuals & overdrafts	3	13	—	123	—
Multi-family residential	1,442	1,442	—	1,501	—
HELOC	641	821	—	891	6
1 to 4 family residential	2,725	2,995	—	1,985	123
Subtotal:	13,719	15,496	—	17,072	364
With an allowance recorded:
Commercial and industrial	65	66	51	80	5
Construction	266	266	64	1,358	6
Commercial real estate	4,505	5,474	581	3,433	298
Loans to individuals & overdrafts	21	21	4	27	1
Multi-family Residential	40	40	9	25	—
HELOC	179	179	43	235	10
1 to 4 family residential	926	926	157	1,089	56
Subtotal:	6,002	6,972	909	6,247	376
Totals:
Commercial	15,226	17,513	705	18,969	544
Consumer	24	34	4	150	1
Residential	4,471	4,921	200	4,200	195
Grand Total:	$19,721	$22,468	$909	$23,319	$740

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
The following table presents loans that were modified as troubled debt restructurings (“TDRs”) within the previous twelve months with a breakdown of the types of concessions made by loan class during the twelve months ended December 31, 2013 and 2012:

	Twelve Months Ended December 31, 2013
	Number of loans	Pre- Modification Outstanding Recorded investments	Post- Modification Outstanding Recorded investments
	(dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—	$—
Construction	—	—	—
Commercial real estate	—	—	—
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	3	276	272
HELOC	—	—	—
Total	3	276	272
Extended payment terms:
Commercial and industrial	4	537	402
Construction	2	134	131
Commercial real estate	1	645	645
Multi-family residential	—	—	—
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	4	1,084	1,053
HELOC	—	—	—
Total	11	2,400	2,231
Other:
Commercial and industrial	—	—	—
Construction	—	—	—
Commercial real estate	1	163	159
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	3	203	195
HELOC	—	—	—
Total	4	366	354
Total	18	$3,042	$2,857

	Twelve Months Ended December 31, 2012
	Number of loans	Pre- Modification Outstanding Recorded investments	Post- Modification Outstanding Recorded investments
	(dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—	$—
Construction	—	—	—
Commercial real estate	—	—	—
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	—	—	—
HELOC	—	—	—
Total	—	—	—
Extended payment terms:
Commercial and industrial	1	116	114
Construction	2	294	284
Commercial real estate	4	1,281	863
Multi-family residential	1	1,524	1,514
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	2	100	96
HELOC	—	—	—
Total	10	3,315	2,871
Other:
Commercial and industrial	—	—	—
Construction	—	—	—
Commercial real estate	2	849	837
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	—	—	—
HELOC	6	306	301
Total	8	1,155	1,138
Total	18	$4,470	$4,009

The following table presents loans that were modified as TDRs within the previous twelve months for which there was a payment default together with a breakdown of the types of concessions made by loan class during the twelve months ended December 31, 2013 and 2012:

Twelve months ended December 31, 2013
	Number of loans	Recorded investment
(dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	—	—
Extended payment terms:
Commercial and industrial	3	402
Construction	2	131
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
Multi-family residential	—	—
1 to 4 family residential	1	47
HELOC	—	—
Total	6	580
Forgiveness of principal:
Commercial and industrial	—	—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	—	—
Other:
Commercial and industrial	—	—
Construction	—	—
Commercial real estate	1	159
Loans to individuals and overdrafts	—	—
1-to-4 family residential	—	—
Multi-family residential	—	—
HELOC	—	—
Total	1	159
Total	7	$739

Twelve months ended December 31, 2012
	Number of loans	Recorded investment
(dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	—	—
Extended payment terms:
Commercial and industrial	1	114
Construction	—	—
Commercial real estate	4	863
Loans to individuals and overdrafts	—	—
Multi-family residential	1	1,514
1 to 4 family residential	2	96
HELOC	—	—
Total	8	2,587
Forgiveness of principal:
Commercial and industrial	—	—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	—	—
Other:
Commercial and industrial	—	—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1-to-4 family residential	—	—
Multi-family residential	—	—
HELOC	—	—
Total	—	—
Total	8	$2,587

Financing Receivable Credit Quality Indicators [Table Text Block]
The following tables presents information on risk ratings of the commercial and consumer loan portfolios, segregated by loan class as of December 31, 2013 and 2012:

December 31, 2013
Commercial Credit Exposure By Internally Assigned Grade	Commercial and industrial	Construction	Commercial real estate	Multi-family residential
	(dollars in thousands)
Superior	$830	$40	$—	$—
Very good	—	—	—	—
Good	5,793	1,133	19,301	4,203
Acceptable	11,572	2,838	63,447	6,812
Acceptable with care	5,307	46,597	57,768	6,340
Special mention	5,122	1,126	21,305	1,380
Substandard	542	1,591	7,355	1,004
Doubtful	—	—	—	—
Loss	—	—	—	—
	$29,166	$53,325	$169,176	$19,739

Consumer Credit Exposure By Internally Assigned Grade	1-to-4 family residential	HELOC
Pass	$29,364	$30,116
Special mention	1,632	245
Substandard	4,010	1,502
	$35,006	$31,863

Consumer Credit Exposure Based On Payment Activity	Loans to individuals & overdrafts
Pass	$7,629
Non-pass	1,146
$8,775

December 31, 2012
Commercial Credit Exposure By Internally Assigned Grade	Commercial and industrial	Construction	Commercial real estate	Multi-family residential
	(dollars in thousands)
Superior	$296	$49	$—	$—
Very good	7	2	300	—
Good	7,406	715	19,623	—
Acceptable	7,482	3,818	66,716	7,320
Acceptable with care	12,803	37,625	70,895	9,704
Special mention	691	3,233	18,278	1,018
Substandard	612	2,778	11,137	1,482
Doubtful	—	—	—	—
Loss	—	—	—	—
	$29,297	$48,220	$186,949	$19,524

Consumer Credit Exposure By Internally Assigned Grade	1-to-4 family residential	HELOC
Pass	$33,944	$32,347
Special mention	2,839	1,103
Substandard	4,234	1,153
	$41,017	$34,603

Consumer Credit Exposure Based On Payment Activity	Loans to individuals & overdrafts
Pass	$8,634
Non-pass	100
$8,734

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The following tables present a roll forward of the Company’s allowance for loan losses by loan segment for the twelve month periods ended December 31, 2013 and 2012, respectively (in thousands):

2013

Allowance for loan losses	Commercial and industrial	Construction	Commercial real estate	1 to 4 family residential	HELOC	Loans to individuals & overdrafts	Multi- family residential	Total
Balance, beginning of period 01/01/2013	$278	$798	$4,946	$1,070	$627	$72	$106	$7,897
Provision for loan losses	(35)	(230)	(59)	(317)	288	60	(32)	(325)
Loans charged-off	(135)	(28)	(384)	(325)	(316)	(135)	—	(1,323)
Recoveries	137	25	96	398	81	68	—	805
Balance, end of period 12/31/2013	$245	$565	$4,599	$826	$680	$65	$74	$7,054
Ending Balance: individually evaluated for impairment	$63	$91	$541	$88	$320	$—	$—	$1,103
Ending Balance: collectively evaluated for impairment	$182	$474	$4,058	$738	$360	$65	$74	$5,951
Loans:
Ending Balance	$29,166	$53,325	$169,176	$35,006	$31,863	$8,775	$19,739	$347,050
Ending Balance: individually evaluated for impairment	$463	$2,387	$9,443	$2,980	$1,320	$5	$2,384	$18,982
Ending Balance: collectively evaluated for impairment	$28,703	$50,938	$159,733	$32,026	$30,543	$8,770	$17,355	$328,068

2012

Allowance for loan losses	Commercial and industrial	Construction	Commercial real estate	1 to 4 family residential	HELOC	Loans to individuals & overdrafts	Multi- family residential	Total
Balance, beginning of period 01/01/2012	$719	$1,540	$4,771	$1,661	$1,122	$94	$127	$10,034
Provision for loan losses	(2,962)	(339)	1,468	(591)	(110)	(42)	(21)	(2,597)
Loans charged-off	(193)	(720)	(1,580)	(232)	(459)	(70)	—	(3,254)
Recoveries	2,714	317	287	232	74	90	—	3,714
Balance, end of period 12/31/2012	$278	$798	$4,946	$1,070	$627	$72	$106	$7,897
Ending Balance: individually evaluated for impairment	$51	$64	$581	$157	$43	$4	$9	$909
Ending Balance: collectively evaluated for impairment	$227	$734	$4,365	$913	$584	$68	$97	$6,988
Loans:
Ending Balance	$29,297	$48,220	$186,949	$41,017	$34,603	$8,734	$19,524	$368,344
Ending Balance: individually evaluated for impairment	$611	$2,642	$10,492	$3,651	$819	$24	$1,482	$19,721
Ending Balance: collectively evaluated for impairment	$28,686	$45,578	$176,457	$37,366	$33,784	$8,710	$18,042	$348,623